UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

DIVIDEND STRATEGY FUND

FORM N-Q

JULY 31, 2007

Legg Mason Partners Dividend Strategy Fund

Schedule of Investments (unaudited)	July 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 6.2%
Hotels, Restaurants & Leisure - 1.3%
690,000	McDonald’s Corp.	$33,030,300

Household Durables - 0.4%
547,500	Leggett & Platt Inc.	11,349,675

Media - 2.9%
249,850	Cinemark Holdings Inc. *	4,085,048
519,200	News Corp., Class B Shares	11,765,072
2,447,100	Pearson PLC (a)	39,337,190
350,000	Regal Entertainment Group, Class A Shares	7,486,500
700,000	Time Warner Inc.	13,482,000

	Total Media	76,155,810

Specialty Retail - 1.6%
1,532,600	Gap Inc.	26,360,720
450,000	Home Depot Inc.	16,726,500

	Total Specialty Retail	43,087,220

	TOTAL CONSUMER DISCRETIONARY	163,623,005

CONSUMER STAPLES - 12.0%
Beverages - 1.8%
450,000	Coca-Cola Co.	23,449,500
350,000	PepsiCo Inc.	22,967,000

	Total Beverages	46,416,500

Food & Staples Retailing - 2.2%
1,297,000	Wal-Mart Stores Inc.	59,597,150

Food Products - 4.6%
375,000	Cadbury Schweppes PLC, ADR	18,648,750
400,000	Campbell Soup Co.	14,732,000
300,000	General Mills Inc.	16,686,000
200,000	H.J. Heinz Co.	8,752,000
675,017	Kraft Foods Inc., Class A Shares	22,106,807
1,326,240	Unilever PLC, ADR	41,365,425

	Total Food Products	122,290,982

Household Products - 3.4%
957,313	Kimberly-Clark Corp.	64,398,446
400,000	Procter & Gamble Co.	24,744,000

	Total Household Products	89,142,446

	TOTAL CONSUMER STAPLES	317,447,078

ENERGY - 8.7%
Oil, Gas & Consumable Fuels - 8.7%
250,000	BP PLC, ADR	17,350,000
964,969	Chevron Corp.	82,273,257
1,476,619	Exxon Mobil Corp.	125,704,575
234,000	Spectra Energy Corp.	5,959,980

	TOTAL ENERGY	231,287,812

EXCHANGE TRADED FUND - 0.5%
400,000	Health Care Select Sector SPDR Fund	13,452,000

FINANCIALS - 16.4%
Capital Markets - 3.4%
298,680	Bank of New York Mellon Corp.	12,708,834
2,900	Blackstone Group LP *	69,629
400,000	Merrill Lynch & Co. Inc.	29,680,000
327,210	Nuveen Investments Inc., Class A Shares	20,005,619

See Notes to Schedule of Investments.

1

Legg Mason Partners Dividend Strategy Fund

Schedule of Investments (unaudited) (continued)	July 31, 2007

SHARES	SECURITY	VALUE
Capital Markets - 3.4% (continued)
506,000	UBS AG	$27,865,420

	Total Capital Markets	90,329,502

Commercial Banks - 2.8%
354,400	Wachovia Corp.	16,731,224
1,697,118	Wells Fargo & Co.	57,311,675

	Total Commercial Banks	74,042,899

Consumer Finance - 0.7%
325,000	American Express Co.	19,025,500

Diversified Financial Services - 5.0%
1,297,021	Bank of America Corp.	61,504,736
1,628,657	JPMorgan Chase & Co.	71,677,194

	Total Diversified Financial Services	133,181,930

Insurance - 3.6%
250,000	American International Group Inc.	16,045,000
879,804	Chubb Corp.	44,350,920
5,400	Hartford Financial Services Group Inc.	496,098
600,000	Marsh & McLennan Cos. Inc.	16,530,000
325,000	Travelers Cos. Inc.	16,503,500

	Total Insurance	93,925,518

Real Estate Investment Trusts (REITs) - 0.7%
1,200,000	Annaly Mortgage Management Inc.	17,340,000

Thrifts & Mortgage Finance - 0.2%
500,000	Hudson City Bancorp Inc.	6,110,000

	TOTAL FINANCIALS	433,955,349

HEALTH CARE - 12.1%
Health Care Equipment & Supplies - 0.9%
456,302	Baxter International Inc.	24,001,485

Pharmaceuticals - 11.2%
1,269,409	Abbott Laboratories	64,346,342
389,325	Eli Lilly & Co.	21,058,589
506,008	GlaxoSmithKline PLC, ADR	25,846,889
1,159,847	Johnson & Johnson	70,170,744
343,600	Novartis AG, ADR	18,537,220
1,787,667	Pfizer Inc.	42,028,051
1,147,775	Wyeth	55,690,043

	Total Pharmaceuticals	297,677,878

	TOTAL HEALTH CARE	321,679,363

INDUSTRIALS - 18.9%
Aerospace & Defense - 5.7%
1,336,652	Honeywell International Inc.	76,870,856
450,000	Raytheon Co.	24,912,000
650,000	United Technologies Corp.	47,430,500

	Total Aerospace & Defense	149,213,356

Air Freight & Logistics - 0.7%
250,000	United Parcel Service Inc., Class B Shares	18,930,000

Building Products - 0.2%
200,000	Masco Corp.	5,442,000

Commercial Services & Supplies - 2.6%
300,000	Pitney Bowes Inc.	13,830,000
550,000	R.R. Donnelley & Sons Co.	23,243,000
850,000	Waste Management Inc.	32,325,500

	Total Commercial Services & Supplies	69,398,500

See Notes to Schedule of Investments.

2

Legg Mason Partners Dividend Strategy Fund

Schedule of Investments (unaudited) (continued)	July 31, 2007

SHARES	SECURITY	VALUE
INDUSTRIALS - 18.9% (continued)
Electrical Equipment - 3.7%
200,000	Cooper Industries Ltd., Class A Shares	$10,584,000
1,424,854	Emerson Electric Co.	67,067,878
366,600	Hubbell Inc., Class B Shares	21,134,490

	Total Electrical Equipment	98,786,368

Industrial Conglomerates - 5.6%
350,000	3M Co.	31,122,000
2,800,166	General Electric Co.	108,534,434
150,000	Tyco International Ltd.	7,093,500

	Total Industrial Conglomerates	146,749,934

Machinery - 0.4%
212,260	Dover Corp.	10,825,260

	TOTAL INDUSTRIALS	499,345,418

INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 0.5%
374,500	Motorola Inc.	6,362,755
150,000	QUALCOMM Inc.	6,247,500

	Total Communications Equipment	12,610,255

Computers & Peripherals - 1.9%
450,000	International Business Machines Corp.	49,792,500

Electronic Equipment & Instruments - 0.2%
150,000	Tyco Electronics Ltd. *	5,373,000

IT Services - 1.1%
650,000	Automatic Data Processing Inc.	30,173,000

Semiconductors & Semiconductor Equipment - 3.0%
550,000	Intel Corp.	12,991,000
986,200	Linear Technology Corp.	35,158,030
3,079,831	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	31,260,284

	Total Semiconductors & Semiconductor Equipment	79,409,314

Software - 2.6%
2,340,035	Microsoft Corp.	67,837,615

	TOTAL INFORMATION TECHNOLOGY	245,195,684

MATERIALS - 8.5%
Chemicals - 5.1%
788,358	Dow Chemical Co.	34,277,806
1,650,300	E.I. du Pont de Nemours & Co.	77,118,519
325,000	PPG Industries Inc.	24,787,750

	Total Chemicals	136,184,075

Metals & Mining - 1.7%
1,173,226	Alcoa Inc.	44,817,233

Paper & Forest Products - 1.7%
636,281	Weyerhaeuser Co.	45,328,659

	TOTAL MATERIALS	226,329,967

TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 4.3%
425,000	AT&T Inc.	16,643,000
400,000	Embarq Corp.	24,716,000
1,591,089	Verizon Communications Inc.	67,812,213
250,000	Windstream Corp.	3,440,000

	Total Diversified Telecommunication Services	112,611,213

Wireless Telecommunication Services - 1.7%
1,504,408	Vodafone Group PLC, ADR	45,658,783

See Notes to Schedule of Investments.

3

Legg Mason Partners Dividend Strategy Fund

Schedule of Investments (unaudited) (continued)	July 31, 2007

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 6.0% (continued)
	TOTAL TELECOMMUNICATION SERVICES	$158,269,996

UTILITIES - 0.8%
Electric Utilities - 0.4%
180,000	FPL Group Inc.	10,391,400

Multi-Utilities - 0.4%
600,000	NiSource Inc.	11,442,000

	TOTAL UTILITIES	21,833,400

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,009,569,622)	2,632,419,072

FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
$3,178,000	Interest in $193,214,000 joint tri-party repurchase agreement dated 7/31/07 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.240% due 8/1/07; Proceeds at maturity - $3,178,463; (Fully collateralized by various U.S. government agency obligations, 4.660% to 5.460% due 10/15/07 to 4/15/30; Market value - $3,241,566)	3,178,000
21,372,000	Interest in $493,653,000 joint tri-party repurchase agreement dated 7/31/07 with Greenwich Capital Markets Inc., 5.290% due 8/1/07; Proceeds at maturity - $21,375,140; (Fully collateralized by various U.S. government agency obligations, 5.500% to 6.000% due 3/1/37 to 8/1/37; Market value - $21,799,508)	21,372,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $24,550,000)	24,550,000

	TOTAL INVESTMENTS - 100.3% (Cost - $2,034,119,622#)	2,656,969,072
	Liabilities in Excess of Other Assets - (0.3)%	(8,788,024)

	TOTAL NET ASSETS - 100.0%	$2,648,181,048

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—American Depositary Receipt
SPDR	—Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Dividend Strategy Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified series of Legg Mason Investment Series, a Massachusetts business trust, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at a fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$637,774,587
Gross unrealized depreciation	(14,925,137)

Net unrealized appreciation	$622,849,450

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 26, 2007